Segment Information - Schedule of Segment Reporting Information, by Segment (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Segment Reporting Information [Line Items]
Net sales	$ 11,731.9	$ 11,285.6	$ 15,270.0	$ 13,685.7	$ 12,826.5
EBITDA	217.9	195.4	303.6	249.0	233.4
Depreciation and amortization	86.2	91.7	121.3	132.7	120.0
Capital expenditures	68.0	63.7	98.6	90.6	66.5
Performance Foodservice [Member]
Segment Reporting Information [Line Items]
Net sales	6,977.9	6,704.2	9,078.2	8,098.3	7,498.7
EBITDA	206.9	172.6	254.2	207.5	173.9
Depreciation and amortization	46.2	49.7	65.8	81.7	74.7
Capital expenditures	30.9	26.5	41.8	38.8	27.3
PFG Customized [Member]
Segment Reporting Information [Line Items]
Net sales	2,799.7	2,783.3	3,752.2	3,300.5	3,162.8
EBITDA	26.2	25.6	36.5	37.5	37.3
Depreciation and amortization	11.5	11.7	16.4	15.1	15.0
Capital expenditures	5.5	6.3	7.8	12.2	4.9
Vistar [Member]
Segment Reporting Information [Line Items]
Net sales	1,942.6	1,786.3	2,423.4	2,266.4	2,138.7
EBITDA	83.7	79.2	105.5	88.3	81.4
Depreciation and amortization	12.8	12.2	15.7	13.8	13.9
Capital expenditures	9.1	6.7	14.5	20.7	13.0
Corporate & All Other
Segment Reporting Information [Line Items]
Net sales	11.7	11.8	16.2	20.5	26.3
EBITDA	(98.9)	(82.0)	(92.6)	(84.3)	(59.2)
Depreciation and amortization	15.7	18.1	23.4	22.1	16.4
Capital expenditures	22.5	24.2	34.5	18.9	21.3
Eliminations [Member]
Segment Reporting Information [Line Items]
Net sales	(155.0)	(135.3)	(185.6)	(145.6)	(129.2)
Eliminations [Member] | Performance Foodservice [Member]
Segment Reporting Information [Line Items]
Net sales	5.5	4.7	6.8	5.5	5.6
Eliminations [Member] | PFG Customized [Member]
Segment Reporting Information [Line Items]
Net sales	0.4	0.6	0.7	0.5	1.6
Eliminations [Member] | Vistar [Member]
Segment Reporting Information [Line Items]
Net sales	2.0	2.0	2.7	2.6	2.4
Eliminations [Member] | Corporate & All Other
Segment Reporting Information [Line Items]
Net sales	147.1	128.0	175.4	137.0	119.6
Operating Segments [Member] | Performance Foodservice [Member]
Segment Reporting Information [Line Items]
Net sales	6,983.4	6,708.9	9,085.0	8,103.8	7,504.3
Operating Segments [Member] | PFG Customized [Member]
Segment Reporting Information [Line Items]
Net sales	2,800.1	2,783.9	3,752.9	3,301.0	3,164.4
Operating Segments [Member] | Vistar [Member]
Segment Reporting Information [Line Items]
Net sales	1,944.6	1,788.3	2,426.1	2,269.0	2,141.1
Operating Segments [Member] | Corporate & All Other
Segment Reporting Information [Line Items]
Net sales	$ 158.8	$ 139.8	$ 191.6	$ 157.5	$ 145.9